Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property and Equipment

NOTE 6—PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classifications, and changes therein is as follows:

	Cost				Accumulated depreciation
	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Net book value
	U.S. dollars in thousands
Year ended December 31, 2017:
Laboratory equipment	$2,024	$1,186	$(194)	$3,016	$1,605	$90	$(194)	$1,501	$1,515
Computers	400	95	(257)	238	368	43	(257)	154	84
Office furniture and equipment	67	83	(39)	111	57	2	(39)	20	91
Leasehold improvements	752	5,233	(310)	5,675	526	21	(310)	237	5,438

	$3,243	$6,597	(800)	$9,040	$2,556	$156	$(800)	$1,912	$7,128

	Cost				Accumulated depreciation
	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Balance at beginning of year	Additions during the year	Balance at end of year	Net book value
		U.S. dollars in thousands
Year ended December 31, 2016:
Laboratory equipment	$1,683	$341	—	$2,024	$1,528	$77	$1,605	$419
Computers	374	26	—	400	336	32	368	32
Office furniture and equipment	66	1	—	67	54	3	57	10
Leasehold improvements	629	123	—	752	508	18	526	226

	$2,752	$491	—	$3,243	$2,426	$130	$2,556	$687

Year ended December 31, 2015:
Laboratory equipment	$1,638	$45	—	$1,683	$1,459	$69	$1,528	$155
Computers	347	27	—	374	306	30	336	38
Office furniture and equipment	65	1	—	66	50	4	54	12
Leasehold improvements	612	17	—	629	489	19	508	121

	$2,662	$90	—	$2,752	$2,304	$122	$2,426	$326